THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
July 31, 2021 (Unaudited)

Schedule of Investments

Common Stock — 95.2%

	SHARES	VALUE

Argentina — 2.6%
MercadoLibre *	41,330	$64,834,371

Australia — 3.1%
Atlassian, Cl A *	246,129	80,021,460

Canada — 3.8%
Shopify, Cl A *	64,576	96,859,480

China — 3.0%
Alibaba Group Holding ADR *	147,905	28,869,577
Tencent Holdings	775,300	47,788,127

		76,657,704

Germany — 3.7%
Zalando *	847,624	94,275,408

India — 4.8%
Asian Paints	890,755	35,412,943
Housing Development Finance	1,331,010	43,663,173
Titan	1,853,711	42,710,209

		121,786,325

Japan — 4.9%
Keyence	143,500	79,451,165
Nihon M&A Center	1,590,300	44,068,292

		123,519,457

Netherlands — 9.0%
Adyen *	38,384	104,248,174
ASML Holding ADR, Cl G	164,278	125,958,513

		230,206,687

Singapore — 5.7%
Sea ADR *	520,555	143,756,469

Thailand — 1.4%
CP ALL	20,435,100	36,682,769

United Kingdom — 3.5%
Entain *	3,553,271	89,718,339

United States — 49.7%
Communication Services — 9.2%
Alphabet, Cl A *	21,215	57,164,454
Alphabet, Cl C *	14,743	39,871,264
Facebook, Cl A *	183,975	65,550,292
Netflix *	138,211	71,533,867

		234,119,877

Consumer Discretionary — 12.3%
Amazon.com *	29,040	96,633,214
Aptiv *	373,057	62,244,560
DoorDash, Cl A *	343,435	59,857,286
NIKE, Cl B	568,196	95,178,512

		313,913,572

Health Care — 12.4%
Align Technology *	118,009	82,110,662
DexCom *	155,149	79,980,861
Edwards Lifesciences *	702,315	78,848,905
Illumina *	122,715	60,835,961
iRhythm Technologies *	258,442	13,211,555

		314,987,944

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
July 31, 2021 (Unaudited)

Common Stock — continued

	SHARES	VALUE

Industrials — 1.6%
Uber Technologies *	944,786	$41,060,400

Information Technology — 14.2%
Cloudflare, Cl A *	121,320	14,392,192
Lam Research	113,050	72,059,200
Okta, Cl A *	151,583	37,560,752
Snowflake, Cl A *	208,892	55,506,782
Twilio, Cl A *	100,103	37,397,480
Visa, Cl A	429,400	105,799,866
Workday, Cl A *	30,492	7,147,325
Zoom Video Communications, Cl A *	83,806	31,687,049

		361,550,646

		1,265,632,439

Total Common Stock
(Cost $1,102,161,119)		2,423,950,908

Total Investments — 95.2%
(Cost $1,102,161,119)		$2,423,950,908

Percentages are based on Net Assets of $2,547,054,757.

*	Non-income producing security.

ADR	American Depositary Receipt
Cl	Class

As of July 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

SAN-QH-001-2300

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